SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE S — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date and time the financial statements were issued and determined there are no subsequent events to disclose.